Consolidated Balance Sheets (unaudited) (USD $)	Mar. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Current Assets:
Cash and Cash Equivalents	$ 992,753		$ 527,110		$ 447,548
Accounts Receivable, net	296,289		893,826		1,084,233
Inventory	264,548		224,351		326,072
Prepaid and Other Assets	605,750		582,056		139,983
Total Current Assets	2,159,340		2,227,343		1,997,836
Property and Equipment, net	66,278		78,748		23,736
Film and Television Costs	89,819		0
Capitalized Product Development in Process	67,030		54,575		145,398
Net Assets from Discontinued Operations					101,219
Intangible Assets, net	1,903,637		1,865,706		356,070
Goodwill	10,365,806		10,365,806		0
Investment in Stan Lee Comics, LLC	0		0		0
Debenture Issuance Costs					191,762
Total Assets	14,651,910		14,592,177		2,816,021
Current Liabilities:
Accounts Payable	647,525		889,919		971,097
Accrued Expenses	740,992		704,539		496,662
Accrued Salaries and Wages	72,815		59,958		516,083
Disputed Trade Payable	925,000	[1]	925,000	[1]	0
Short Term Debt - Related Party	415,787		516,659		0
Accrued Interest - Debentures					45,716
Derivative Liability					68,962
Total Current Liabilities	2,802,119		3,096,075		2,098,520
Long Term Liabilities:
Notes Payable (Net of Discount of $0 and $485,147, respectively)					514,853
Notes Payable and Accrued Interest - Related Parties					447,891
Services Advance	750,000	[2]	0
Total Liabilities	3,552,119		3,096,075		3,061,264
Stockholders' Equity (Deficit)
Preferred Stock	0		0		0
Common Stock	6,048		5,919		719
Additional Paid in Capital	29,371,960		28,914,238		9,962,062
Accumulated Deficit	(18,278,217)		(17,424,055)		(10,208,024)
Total Equity (Deficit)	11,099,791		11,496,102		(245,243)
Total Liabilities & Stockholders' Equity (Deficit)	$ 14,651,910		$ 14,592,177		$ 2,816,021

[1]	As part of the Merger, the Company assumed certain liabilities from a previous member of A Squared Entertainment, LLC which has claimed certain liabilities totaling $925,000. The Company disputes the basis for this liability and has not heard from the claimant for two years.
[2]	During the three months ended March 31, 2014, the Company entered into an exclusive long-term agreement with Sony DADC, the optical disc manufacturing and fulfillment arm of Sony, to provide all CD, DVD and BD replication, packaging and distribution to Genius Brands International's direct customers. Under the terms of the long-term, exclusive supply chain services agreement, the Company will order a minimum level of disc replication, packaging and distribution services for its content across all physical media, including DVD, CD, and Blu-ray from Sony DADC. As consideration for these minimum order levels, the Company will receive a total of $1,500,000, $750,000 of which was received during the first quarter of 2014 with the remaining $750,000 due by January 17, 2015.